Note 19 - Other Charges - Other Charges Included in Consolidated Statements of Operations (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Acquisition-related costs	$ 3,019	$ 1,416	$ 1,666
	3,455	1,492	2,876
Executive Officer [Member]
Restructuring plan			396
Fiscal 2017 Restructuring Plan [Member]
Restructuring plan	427
Fiscal 2015 Restructuring Plan [Member]
Restructuring plan	9	50	715
Other Restructuring Plans [Member]
Restructuring plan		$ 26	$ 99